Other revenues	12 Months Ended
Dec. 31, 2020
Revenues [Abstract]
Other revenues	Other revenues
Other revenues consist of the following:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Leasing revenues	19	1	—	—
Amortization of unfavorable contracts	—	—	—	21
Early termination fees	11	11	—	13
Total other revenues	30	12	—	34
Leasing revenues
Revenue earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill.
Amortization of unfavorable contracts
We recognize an intangible asset or liability if we acquire a drilling contract in a business combination and the contract had a dayrate that was above or below market rates at the time of the business combination. For the periods before emergence from the Previous Chapter 11 Proceedings and the application of fresh start accounting, we classified the amortization of these intangible assets or liabilities within other revenues. For the periods after emergence from the Previous Chapter 11 Proceedings and the application of fresh start accounting, we have applied a new accounting policy, which is to classify amortization of these intangible assets and liabilities within operating expenses. The unfavorable contract values in the Predecessor periods arose from our acquisition of Sevan Drilling Limited.
Early termination fees
The termination fee revenue in the year ended December 31, 2020 relates to the West Gemini, the year ended December 31, 2019 relates to the fees recognized for the West Jupiter and West Castor, and the period from January 1, 2018 through July 1, 2018 relates to the fees recognized for the West Pegasus.